CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ 31,301,843	189,491,964	(1,543,816,018)	273,325,882
Other comprehensive (loss)/income:
Unrealized gain on available-for-sale securities	998,139	6,042,434
Foreign currency translation adjustments	1,088,694	6,590,629	371,006	(134,611)
Comprehensive income/(loss)	33,388,676	202,125,027	(1,543,445,012)	273,191,271
Less: comprehensive (loss)/income attributable to non-controlling interests	244,502	1,480,139	(1,393,950)	(16,937)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 33,144,174	200,644,888	(1,542,051,062)	273,208,208